Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	202,589,566.11	18,826
Yield Supplement Overcollateralization Amount 04/30/21	5,585,190.74	0
Receivables Balance 04/30/21	208,174,756.85	18,826
Principal Payments	11,646,269.75	417
Defaulted Receivables	134,306.45	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	5,104,842.10	0
Pool Balance at 05/31/21	191,289,338.55	18,400

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.19%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,476,704.77	91
Past Due 61-90 days	342,549.07	25
Past Due 91-120 days	121,188.23	10
Past Due 121+ days	0.00	0
Total	1,940,442.07	126

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	244,709.87
Aggregate Net Losses/(Gains) - May 2021	(110,403.42)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.64%
Prior Net Losses Ratio	-0.71%
Second Prior Net Losses Ratio	-0.59%
Third Prior Net Losses Ratio	-0.84%
Four Month Average	-0.70%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.10%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	27.35

Flow of Funds	$ Amount
Collections	12,410,512.40
Investment Earnings on Cash Accounts	66.60
Servicing Fee	(173,478.96)
Transfer to Collection Account	0.00
Available Funds	12,237,100.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	353,040.62
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	1,104,961.15
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	510,185.03

Total Distributions of Available Funds	12,237,100.04

Servicing Fee	173,478.96
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 05/17/21	192,394,299.70
Principal Paid	11,300,227.56
Note Balance @ 06/15/21	181,094,072.14

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-3
Note Balance @ 05/17/21	78,714,299.70
Principal Paid	11,300,227.56
Note Balance @ 06/15/21	67,414,072.14
Note Factor @ 06/15/21	19.8276683%

Class A-4
Note Balance @ 05/17/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	83,100,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	30,580,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	426,687.45
Total Principal Paid	11,300,227.56
Total Paid	11,726,915.01

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	163,988.12
Principal Paid	11,300,227.56
Total Paid to A-3 Holders	11,464,215.68

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4259718
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.2812750
Total Distribution Amount	11.7072468

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4823180
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.2359634
Total A-3 Distribution Amount	33.7182814

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	97.78
Noteholders' Principal Distributable Amount	902.22

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	2,548,816.60
Investment Earnings	56.49
Investment Earnings Paid	(56.49)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$395,631.90	$402,270.20	$626,111.74
Number of Extensions	27	31	40
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.18%	0.26%